Other receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other receivables
Total	$ 383,513,125	$ 298,190,097
Real estate properties held for lease, net member
Other receivables
Total	383,513,125	298,190,097
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Total	142,448,841	154,038,237
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Total	22,973,322	25,095,284
Due from contractors
Other receivables
Total	17,253,823	20,298,040
Due from Zijin Royal Palace
Other receivables
Total	45,163,449	44,750,333
Others
Other receivables
Total	$ 155,673,690	$ 54,008,203